Consolidated Statements of Earnings (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Gross Sales	$ 21,389	$ 17,314	$ 11,015
Less: Royalties	545	271	9
Revenue	20,844	17,043	11,006
Expenses
Purchased Product	8,744	8,033	6,978
Transportation and Blending	5,942	3,748	1,715
Operating	2,184	1,949	1,239
Production and Mineral Taxes	1	1
(Gain) Loss on Risk Management	305	896	401
Depreciation, Depletion and Amortization	2,131	1,838	931
Exploration Expense	2,123	888	2
General and Administrative	391	300	318
Onerous Contract Provisions	629	8	8
Finance Costs	627	645	390
Interest Income	(19)	(62)	(52)
Foreign Exchange (Gain) Loss, Net	854	(812)	(198)
Revaluation (Gain)		(2,555)
Transaction Costs		56
Re-measurement of Contingent Payment	50	(138)
Research Costs	25	36	36
(Gain) Loss on Divestiture of Assets	795	1	6
Other (Income) Loss, Net	(12)	(5)	34
Earnings (Loss) From Continuing Operations Before Income Tax	(3,926)	2,216	(802)
Income Tax Expense (Recovery)	(1,010)	(52)	(343)
Net Earnings (Loss) From Continuing Operations	(2,916)	2,268	(459)
Net Earnings (Loss) From Discontinued Operations	247	1,098	(86)
Net Earnings (Loss)	$ (2,669)	$ 3,366	$ (545)
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	$ (2.37)	$ 2.06	$ (0.55)
Discontinued Operations	0.20	0.99	(0.10)
Net Earnings (Loss) Per Share	$ (2.17)	$ 3.05	$ (0.65)